SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Mar. 31, 2019
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II

VALUATION AND QUALIFYING ACCOUNTS

SONY CORPORATION AND CONSOLIDATED SUBSIDIARIES

	Yen in millions
	Balance at beginning of period	Beginning adjustment (Note 3)	Additions charged to costs and expenses	Deductions (Note 1)	Other (Note 2)	Balance at end of period
Fiscal year ended March 31, 2017:
Allowance for doubtful accounts and sales returns	72,783	—	33,667	(50,858)	(2,442)	53,150

Fiscal year ended March 31, 2018:
Allowance for doubtful accounts and sales returns	53,150	—	45,515	(51,302)	1,300	48,663

Fiscal year ended March 31, 2019:
Allowance for doubtful accounts	48,663	(25,114)	7,112	(5,532)	311	25,440

Notes:

1.	Reversal including amounts written off.

2.	Translation adjustments.

3.

Sony adopted ASU 2014-09 from April 1, 2018, and as a result, sales returns are presented as a liability instead of as a contra-asset allowance. Accordingly, Sony changed the presentation from “Allowance for doubtful accounts and sales returns” to “Allowance for doubtful accounts” for the fiscal year ended March 31, 2019.

	Yen in millions
	Balance at beginning of period	Additions	Deductions	Other (Note 1)	Balance at end of period
Fiscal year ended March 31, 2017:
Valuation allowance — Deferred tax assets	1,055,858	149,697	(154,210)	619	1,051,964

Fiscal year ended March 31, 2018:
Valuation allowance — Deferred tax assets	1,051,964	70,797	(123,597)	(99,329)	899,835

Fiscal year ended March 31, 2019:
Valuation allowance — Deferred tax assets	899,835	116,938	(309,226)	15,567	723,114

Note:

1.	Translation adjustments and the effect of change in statutory tax rate.